Summary of Significant Accounting Policies - Schedule of Revenue, Initial Application Period Cumulative Effect Transition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			¥ 4,218,946
Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	¥ 3,310,875	$ 475,577	2,919,234	¥ 2,843,287
Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	1,200,373	172,423	922,797	668,819
Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	¥ 344,840	$ 49,533	376,915	¥ 491,400
Amounts without adoption of ASC Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			3,707,869
Amounts without adoption of ASC Topic 606 [Member] | Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			2,141,565
Amounts without adoption of ASC Topic 606 [Member] | Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			773,116
Amounts without adoption of ASC Topic 606 [Member] | Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			793,188
Effect of change [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			511,077
Effect of change [Member] | Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			777,669
Effect of change [Member] | Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			149,681
Effect of change [Member] | Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606			¥ (416,273)